UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: October 31, 2012

Item 1. Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-520-4227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

Dear Shareholders:

We are pleased to present the Annual Report for the CBRE Clarion Long/Short Fund (“the Fund”) for the period from inception (December 30, 2011) through October 31, 2012.

Since inception on December 30, 2011, the Fund Investor Class Shares returned -1.00% and the Institutional Class Shares returned -0.90% net of all fees and expenses. For the year to date, the weighted average gross exposure of the Fund was +132.6% and the weighted average net exposure for the Fund was +37%. At October 31st, the year ending gross exposure was +145.5% and the net exposure was approximately +57.7% .

In the ten months since inception, gains from the long side of the portfolio were essentially offset by losses on the short side of the portfolio. Key contributors to the Fund’s performance for the year to date include:

1.	On a gross of fees basis, the long side of the portfolio contributed +10.4% to performance, while the short side of the portfolio contributed -9.8%, thus producing gross performance of +0.6% .

2.	We generated a -2.54% performance in the calendar second quarter of 2012. The Fund’s negative performance during the quarter was driven by poor timing in lowering the Fund’s net exposure in the face of a -4.6% swoon for the U.S. Real Estate stocks in the month of May (as measured by the MSCI U.S. REIT Index).

3.

For the calendar third quarter of 2012, our net long exposure to apartment stocks was a drag on absolute performance. While we continue to believe that apartment stocks are attractively priced (-11% discount to NAV at September 30th) given their double digit earnings growth profile, apartment stocks were on sale in the third quarter of 2012, returning a -4% performance as a group. We acknowledge that the U.S. housing market has bottomed, but we do not believe that apartment stocks “should not work” because the housing market has bottomed. Our net long position in apartment stocks was a key source of lackluster stock selection on the long side of the portfolio during the third quarter.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

OUTLOOK

We frame the Outlook for real estate securities based on the following assumptions, observations, and projections:

1.	Key Macro-Economic Assumptions:

•	No economic recession in the United States

•	Economic recession in Europe, but Sovereign Debt Crisis is contained

•	Economic “soft landing” in China

2.	Real Estate Securities Outlook: Positive, but subject to macro-economic events

•	Public real estate companies have tremendous cost/access to capital advantage over private organizations

•	Public real estate companies well positioned to acquire reasonably priced assets in 2012

•	2012 Earnings Growth Projections = +7%

•	2012 Dividend Growth Projections = +6%

•	Our Opinion of Stock Valuations = Reasonable

•	Favorable long term supply/demand relationship in the physical markets

3.	Risks to Outlook:

•	Any singular or cumulative negative macro-economic events that weaken the underpinnings of a solid real estate outlook

1.	Recession in the United States

2.	Break-up of the European Union

3.	Economic “hard-landing” in China

•	Dislocation in capital funding markets: cost and access to capital

•	Deflation in mature economies

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

Property companies’ earnings are good. Property company earnings releases continue to underpin and validate year-to-date stock performance. Earnings releases generally have been in-line to better-than-expected, showing on average positive same-property net operating income trends, positive mark-to-market of in-place rents and improving occupancy levels. Access to capital remains excellent, with respect to both equity and debt, which has helped to support an active transactions market and has increasingly contributed to earnings growth via the “external growth” of acquisitions and recycling of capital. Earnings projections for this year and next remain solidly in the 6-7% range:

Despite challenging economic conditions, earnings growth is expected to remain healthy over the next two years.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

Valuations remain reasonable. While the implied pricing of real estate among property companies is now tighter versus our estimate of underlying real estate value (NAV) than it was at the beginning of the year, we do not find valuations to be unreasonably stretched at an estimated global weighted average 5% discount to NAV or 5.8% implied unleveraged cash flow yield. This is particularly true given an interest rate environment which remains at historical lows. We believe the unleveraged implied yield of listed property companies to comfortably meet institutional underwriting requirements of Internal Rates of Return in the 6-8% range, particularly since these yields do not take into prospective growth and are based on in-place cash flows alone. After growth is taken into account, prospective returns of real estate companies remain attractive.

Listed real estate valuations are generally below private market values in most markets and geographies.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

U.S. valuations remain about at NAV for the “core” property types.

At the end of October, U.S. REITs trade at an approximate 2% premium to NAV, which we find to be comfortably within a long-term “normal” valuation band of -10% to +10%. Further, much of the premium is skewed towards specialty property types including storage, net lease and healthcare, with healthcare affecting the weighted average most because of its size in the benchmark. As such, we believe valuations for many of the core property types to remain reasonable. The following chart provides relationships to NAV by property type for U.S. property companies.

“Core” real estate sectors have traded at a discount to NAV.

PORTFOLIO POSITIONING

Gross and Net Exposure We begin November 2012 with both Gross Exposure and Net Exposure above our long term historic average exposures for the Fund at +145.5% and 57.7%, respectively.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

Portfolio Themes: Net Exposure above average

•	Americas:
¡	We like apartments and high quality malls.
¡	We have moved to a net long position in the more cyclical sectors of industrials and hotels.
¡

In terms of the office sector, we continue to like the CBD and bi-coastal office markets with the notable exception of Washington DC, which we do not like. We are very concerned about continued government layoffs and future austerity in Washington DC combined with an excess supply of office space. We remain on the sidelines with regard to suburban office.

¡	We dislike over-valued sectors relative to growth prospects — storage, net lease, and healthcare.

•	Europe:
¡	No exposure.

•	Asia-Pacific:
¡	We are net long Australia with relative value theme focused on retail and office.
¡	We are net long Japan with a focus on high quality office.
¡	We are net long Singapore with a focus on retail and office.

•	Maintain Flexibility

We appreciate your continued faith and confidence.

CBRE CLARION SECURITIES, LLC

This represents the manager’s assessment of the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

Definition of Comparative Indices

The Dow Jones Credit Suisse Long/Short Index defines the long/short hedge fund universe measured within the Dow Jones Credit Suisse database, which tracks more than 5000 funds within its Index Universe. The Index Universe is defined as only the funds with a minimum of US $50 million in assets under management, a minimum one-year track record, and current audited financial statements. The Index represents at least 85% of the AUM in each respective category of the Index Universe. Dow Jones Credit Suiss analyzes the percentage of assets invested in each subcategory and selects funds for the Index based on those percentages, matching the shape of the Index to the shape of the Universe. The Index is calculated and rebalanced monthly. Funds are not removed from the Index until they are liquidated or fail to meet financial reporting requirements. The objective is to minimize survivorship bias. Funds are reselected within the Index on a quarterly basis as necessary. Funds within the Long/Short category will generally hold both long and short positions within their underlying portfolios and have the ability to be either net long or net short. The Dow Jones Credit Suisse Long/Short Index is an unmanaged index.

The MSCI U.S. REIT Index is comprised of U.S. Real Estate Investment Trusts (REITs) of reasonable size and liquidity weighted by market capitalization and considered representative of U.S. equity REIT performance.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

GROWTH OF A $10,000 INVESTMENT

TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2012†
Cumulative Inception to Date*
Institutional Class Shares	-0.90%
Investor Class Shares	-1.00%
Dow Jones/Credit Suisse Long/Short Equity Index	5.75%

*	The CBRE Clarion Long/Short Fund commenced operations on December 30, 2011.
**	The graph is based on Investor Class Shares only; performance for Institutional Class Shares would have been higher due to differences in fee structures.
†	If the Adviser had not waived a portion of its fee, the Fund’s return would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 7.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

SECTOR WEIGHTINGS† (unaudited)
	Long	Short	Net
Retail	20.3%	(2.7)%	17.6%
Residential	21.6	(5.3)	16.3
Office	19.7	(12.2)	7.5
Diversified Real Estate Activities	7.8	(2.7)	5.1
Real Estate Services	3.0	0.0	3.0
Specialized	7.3	(4.3)	3.0
Real Estate Development	2.3	0.0	2.3
Diversified	10.8	(8.9)	1.9
Hotels, Resorts & Cruise Lines	1.7	0.0	1.7
Industrial	4.8	(3.4)	1.4
Storage	1.3	0.0	1.3
Real Estate Operating Company	0.0	(3.9)	(3.9)

Total			57.2
Other Assets and Liabilities, Net			42.8

			100.0%

†	As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS REAL ESTATE SECURITIES‡ — 100.6%

COMMON STOCK — 100.6%
	Shares	Value

DIVERSIFIED — 10.8%
Dexus Property Group (Australia)	6,536,844	$6,683,820
Duke Realty	342,100	4,953,608
Liberty Property Trust (A)	411,119	14,438,500
Mirvac Group (Australia)	3,428,885	5,356,854

		31,432,782

DIVERSIFIED REAL ESTATE ACTIVITIES — 7.8%
CapitaLand (Singapore)	4,026,000	10,792,769
Mitsui Fudosan (Japan)	295,000	5,960,604
Sumitomo Realty & Development (Japan)	224,000	6,184,342

		22,937,715

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

COMMON STOCK — continued
	Shares	Value

HOTELS, RESORTS & CRUISE LINES — 1.7%
Starwood Hotels & Resorts Worldwide	94,800	$4,915,380

INDUSTRIAL — 4.8%
DCT Industrial Trust	821,600	5,299,320
Prologis	257,800	8,839,962

		14,139,282

OFFICE — 19.7%
Brandywine Realty Trust	346,176	4,015,642
CapitaCommercial Trust (Singapore)	4,336,000	5,580,849
Douglas Emmett (A)	496,800	11,649,960
Highwoods Properties	332,300	10,716,675
Kilroy Realty (A)	321,400	14,273,374
SL Green Realty (A)	151,237	11,388,146

		57,624,646

REAL ESTATE DEVELOPMENT — 2.3%
China Overseas Land & Investment (Hong Kong)	2,562,000	6,710,744

REAL ESTATE SERVICES — 3.0%
Realogy Holdings *	246,100	8,746,394

RESIDENTIAL — 21.6%
American Campus Communities	226,200	10,249,122
BRE Properties (A)	183,244	8,859,847
Colonial Properties Trust	255,300	5,522,139
Equity Residential	117,900	6,768,639
Essex Property Trust (A)	48,100	7,215,000
Post Properties (A)	252,078	12,303,927
UDR	496,825	12,057,943

		62,976,617

RETAIL — 20.3%
CBL & Associates Properties	294,900	6,596,913
DDR (A)	574,659	8,826,762

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

COMMON STOCK — continued
	Shares	Value

RETAIL — continued
Frasers Centrepoint Trust (Singapore)	1,849,447	$2,964,149
General Growth Properties (A)	610,334	11,999,166
Kimco Realty	297,000	5,797,440
Macerich (A)	206,817	11,788,569
Westfield Group (Australia)	1,031,500	11,414,236

		59,387,235

SPECIALIZED — 7.3%
Host Hotels & Resorts (A)	857,500	12,399,450
Strategic Hotels & Resorts *	559,900	3,073,851
Sunstone Hotel Investors *	586,300	5,792,644

		21,265,945

STORAGE — 1.3%
CubeSmart	290,500	3,811,360

TOTAL COMMON STOCK (Cost $285,269,761)		293,948,100

TOTAL INVESTMENTS — 100.6% (Cost $285,269,761)		$293,948,100

SECURITIES SOLD SHORT

REAL ESTATE SECURITIES ‡ — (43.4)%

COMMON STOCK — (43.4)%
	Shares	Value

DIVERSIFIED — (8.9)%
American Assets Trust	(267,348)	$(7,263,845)
PS Business Parks	(147,800)	(9,478,414)
Stockland (Australia)	(734,403)	(2,637,734)
Washington Real Estate Investment Trust	(252,532)	(6,492,598)

		(25,872,591)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

COMMON STOCK — continued
	Shares	Value

DIVERSIFIED REAL ESTATE ACTIVITIES — (2.7)%
City Developments (Singapore)	(261,000)	$(2,452,091)
Henderson Land Development (Hong Kong)	(779,000)	(5,397,681)

		(7,849,772)

INDUSTRIAL — (3.4)%
Ascendas Real Estate Investment Trust (Singapore)	(1,914,000)	(3,703,099)
First Potomac Realty Trust	(528,915)	(6,299,378)

		(10,002,477)

OFFICE — (12.2)%
BioMed Realty Trust, Cl D	(382,000)	(7,303,840)
Coresite Realty	(20)	(455)
Franklin Street Properties	(570,500)	(6,509,405)
Mack-Cali Realty	(442,300)	(11,495,377)
Piedmont Office Realty Trust, Cl A	(579,900)	(10,322,220)

		(35,631,297)

REAL ESTATE OPERATING COMPANY — (3.9)%
Brookfield Office Properties	(747,700)	(11,537,010)

RESIDENTIAL — (5.3)%
Apartment Investment & Management, Cl A	(249,851)	(6,668,523)
Home Properties	(145,000)	(8,814,550)

		(15,483,073)

RETAIL — (2.7)%
Realty Income	(204,000)	(8,011,080)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

COMMON STOCK — continued
	Shares	Value

SPECIALIZED — (4.3)%
Entertainment Properties Trust ^	(133,713)	$(5,943,543)
Omega Healthcare Investors	(287,451)	(6,594,126)

		(12,537,669)

TOTAL COMMON STOCK (Proceeds $126,377,425)		(126,924,969)

TOTAL SECURITIES SOLD SHORT — (43.4)% (Proceeds $126,377,425)		$(126,924,969)

Percentages are based on Net Assets of $292,149,798.

‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
*	Non-income producing security.
^	Entertainment Properties Trust changed its name to EPR Properties on November 12, 2012, subsequent to the period ended October 31, 2012.
(A)	All or a portion of this security has been committed as collateral for open short positions.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $285,269,761)	$293,948,100
Deposits with Prime Broker for Securities Sold Short	117,156,073
Cash (including restricted cash of $50,352)	583,363
Receivable for Investment Securities Sold	16,425,288
Receivable for Capital Shares Sold	3,686,355
Dividends and Interest Receivable	276,608
Deferred Offering Costs (See Note 2)	17,663
Unrealized Gain on Foreign Currency Spot Contracts	167
Prepaid Expenses	30,803

Total Assets	432,124,420

Liabilities:
Securities Sold Short, at Value (Proceeds $126,377,425)	126,924,969
Payable for Investment Securities Purchased	11,639,827
Payable for Capital Shares Redeemed	334,808
Payable due to Investment Adviser	316,026
Dividends Payable on Securities Sold Short	309,646
Payable to Prime Broker	223,362
Shareholder Servicing Fees Payable	89,596
Payable due to Administrator	27,811
Distribution Fees Payable (Investor Class Shares)	11,076
Payable due to Trustees	3,571
Chief Compliance Officer Fees Payable	3,082
Unrealized Loss on Foreign Currency Spot Contracts	586
Other Accrued Expenses	90,262

Total Liabilities	139,974,622

Net Assets	$292,149,798

Net Assets Consist of:
Paid-in Capital	$287,170,382
Accumulated Net Investment Loss	(3,210,418)
Accumulated Net Realized Gain on Investments and Securities Sold Short	61,301
Net Unrealized Appreciation on Investments and Securities Sold Short	8,130,795
Net Unrealized Depreciation on Foreign Currency Translation	(2,262)

Net Assets	$292,149,798

Net Asset Value, Offering, and Redemption Price Per Share — Institutional Class Shares (unlimited authorization — no par value) ($236,818,103 ÷ 23,895,229 shares)	$9.91

Net Asset Value, Offering, and Redemption Price Per Share — Investor Class Shares (unlimited authorization — no par value) ($55,331,695 ÷ 5,587,132 shares)	$9.90

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
FOR THE PERIOD
ENDED OCTOBER 31, 2012*

STATEMENT OF OPERATIONS

Investment Income
Dividend Income	$1,994,133
Interest Income	1,454,409
Less: Foreign Taxes Withheld	(3,175)

Total Investment Income	3,445,367

Expenses:
Investment Advisory Fees	1,792,958
Administration Fees	171,566
Distribution Fees (Investor Class Shares)	62,025
Shareholder Servicing Fees (Institutional Class Shares)	59,312
Shareholder Servicing Fees (Investor Class Shares)	37,162
Trustees’ Fees	13,805
Chief Compliance Officer Fees	7,377
Dividend Expense on Securities Sold Short (See Note 2)	3,090,603
Prime Broker Fees (See Note 2)	1,694,731
Transfer Agent Fees	85,035
Offering Costs	80,228
Professional Fees	66,120
Registration Fees	28,878
Printing Fees	21,000
Custodian Fees	16,112
Insurance and Other Expenses	8,550

Total Expenses	7,235,462

Less: Investment Advisory Fees Waived	(10,797)
Less: Fees Paid Indirectly	(168)

Net Expenses	7,224,497

Net Investment Loss	(3,779,130)

Net Realized Gain on Investments	8,959,623
Net Realized Loss on Securities Sold Short	(7,288,662)
Net Realized Loss on Foreign Currency Transactions	(48,667)
Net Change in Unrealized Appreciation on Investments	417,737
Net Change in Unrealized Depreciation on Securities Sold Short	(1,625,578)
Net Change in Unrealized Depreciation on Foreign Currency Transactions	(2,262)

Net Realized and Unrealized Gain on Investments	412,191

Net Decrease in Net Assets Resulting from Operations	$(3,366,939)

*	Commenced operations on December 30, 2011.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2012*
Operations:
Net Investment Loss	$(3,779,130)
Net Realized Gain on Investments, Securities Sold Short and Foreign Currency Transactions	1,622,294
Net Change in Unrealized Depreciation on Investments, Securities Sold Short and Foreign Currency Transactions	(1,210,103)

Net Decrease in Net Assets Resulting from Operations	(3,366,939)

Capital Share Transactions(1)
Institutional Class Shares
Issued	145,145,468
Issued in Connection with In-Kind Transfer**	105,985,887
Redemption Fees	26,383
Redeemed	(12,335,506)

Increase in Institutional Class Shares Capital Share Transactions	238,822,232

Investor Class Shares
Issued	64,997,903
Redemption Fees	32,600
Redeemed	(8,335,998)

Increase in Investor Class Shares Capital Share Transactions	56,694,505

Net Increase From Capital Share Transactions	295,516,737

Total Increase in Net Assets	292,149,798

Net Assets:
Beginning of Period	—

End of Period (including accumulated net investment loss of $3,210,418)	$292,149,798

*	Commenced operations on December 30, 2011.
**	See Note 1 in the Notes to Financial Statements.
(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

Institutional Class Shares
Period Ended October 31, 2012*
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Loss(1)	(0.21)
Net Realized and Unrealized Gain on Investments	0.12

Total from Operations	(0.09)

Redemption Fees	–

Net Asset Value, End of Period	$9.91

Total Return †	(0.90)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$236,818
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, waivers and reimbursements) (2)	4.98%**
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, excluding waivers and reimbursements)	4.99%**
Ratio of Net Investment Loss to Average Net Assets	(2.50)%**
Portfolio Turnover Rate	90%***

*	Commenced operations on December 30, 2011.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee during the period.
(1)	Per share data calculated using average shares method.
(2)	Excluding dividends and prime broker fees on short sales, the ratio of expenses to average net assets would have been 1.64% .

Amount designated as “–” has been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Investor Class Shares
	Period Ended October 31, 2012*
Net Asset Value Beginning of Period	$10.00

Income from Operations:
Net Investment Loss(1)	(0.27)
Net Realized and Unrealized Gain on Investments	0.17

Total from Operations	(0.10)

Redemption Fees	–

Net Asset Value, End of Period	$9.90

Total Return †	(1.00)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$55,332
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, waivers and reimbursements) (2)	5.33	%**
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, excluding waivers and reimbursements)	5.33	%**
Ratio of Net Investment Loss to Average Net Assets	(3.27)	%**
Portfolio Turnover Rate	90	%***

*	Commenced operations on December 30, 2011.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee during the period.
(1)	Per share data calculated using average shares method.
(2)	Excluding dividends and prime broker fees on short sales, the ratio of expenses to average net assets would have been 1.99% .

Amount designated as “–” has been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the CBRE Clarion Long/Short Fund (the “Fund”). The investment objective of the Fund is total return, consisting of capital appreciation and current income, while attempting to preserve capital and mitigate risk by employing hedging strategies, primarily short selling. The Fund is non-diversified and seeks to achieve its objective by taking long and short positions in equity securities of companies that are principally engaged in the real estate industry. The Fund’s adviser, CBRE Clarion Securities LLC (the “Adviser”) utilizes a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The Fund may invest in securities of companies of any market capitalization and, as a general matter, the Fund expects its investments to be primarily in equity securities issued by U.S. companies. However, the Fund may invest up to 50% of its assets in securities of non-U.S. issuers, including emerging market issuers, denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

The Fund commenced operations on December 30, 2011 as a result of a tax-free contribution in-kind from a limited partnership managed by the Adviser. On this date, the Fund issued 10,598,589 Institutional Class Shares in exchange for net assets at their then current value of $105,985,887, including unrealized appreciation of $9,338,636.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2012, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

(Level 1) and the lowest priority to unobservable inputs (Level 3).The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of October 31, 2012, all of the Fund’s investments and securities sold short were considered Level 1. For details of investment classifications, reference the Schedule of Investments and Securities Sold Short.

For the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. During the period ended October 31, 2012, there were no Level 3 securities.

During the period ended October 31, 2012, there have been no significant changes to the Fund’s fair valuation methodologies.

Securities Sold Short — The Fund engages in short selling. To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would decrease the proceeds of the security sold. Upon entering into a short position, the Fund records the proceeds as a deposit with the prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

short sale agreement. The liability is subsequently marked to market to reflect changes in the value of securities sold short. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. Short sales transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Morgan Stanley, and pledged securities held at the custodian, Union Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin.

The Fund had prime brokage borrowings throughout the period ended October 31, 2012 as follows:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate Paid	Interest Paid
$11,360,182	$5,776,263	2.14%	$17,542

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2012, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income/Expense — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of October 31, 2012, the remaining amount still to be amortized for the Fund was $17,663.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 60 days. For the period ended October 31, 2012, the Fund received $26,383 and $32,600 in redemption fees for the Institutional Class Shares and Investor Class Shares, respectively.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $120,000 for the Fund, plus $15,000 per additional class or 0.12% of the first $250 million, 0.10% on assets between $250 million and $500 million and 0.08% of any amount above $500 million of the Fund’s average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has adopted a shareholder servicing plan pursuant to which it may engage third-party service providers to provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.10% and 0.20% annually of the average daily net assets attributable to the Institutional Class Shares and Investor Class Shares, respectively, subject to the arrangement for provision of shareholder and administrative services. For the period ended October 31, 2012, the Institutional Class Shares and Investor Class Shares incurred $59,312 and $37,162 of shareholder servicing fees, an effective rate of 0.05% and 0.15%, respectively.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the period ended October 31, 2012, the Fund incurred $62,025 of distribution fees, an effective rate of 0.25%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended October 31, 2012, the Fund earned cash management credits of $168, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, dividend and prime broker fees on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.64% and 1.99% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until January 1, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.64% and 1.99% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 1, 2013. As of October 31, 2012, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $10,797, expiring in 2015.

6.	Share Transactions

Period Ended October 31, 2012*
Share Transactions:
Institutional Class
Issued	14,525,309
Issued in Connection with In-Kind Transfer**	10,598,589
Redeemed	(1,228,669)

Increase in Institutional Class Share Transactions	23,895,229

Investor Class
Issued	6,421,396
Redeemed	(834,264)

Increase in Investor Class Share Transactions	5,587,132

Net Increase in Shares Outstanding from Share Transactions	29,482,361

*	Commenced operations on December 30, 2011.
**	See Note 1 in the Notes to Financial Statements.

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government, short-term investments, short sales and purchases to cover, for the period ended October 31, 2012 were $346,482,522 and $139,961,176, respectively. There were no purchases or sales of long-term U.S. Government securities.

8.	Federal Tax Information:

The Fund maintains a December 31st year end for tax purposes. Amounts disclosed in the Fund’s fiscal period ended October 31, 2012 financial statements, with

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

respect to Federal income tax disclosure, are based on the facts as of October 31, 2012 and are subject to change.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences primarily attributable to the tax treatment of certain investments in REITs and foreign currency realized gain (loss) have been reclassified to/from the following accounts during the fiscal period ended October 31, 2012:

Increase in Undistributed Net Investment Income	Decrease in Accumulated Net Realized Gain	Increase in Paid-In Capital
$568,712	$(1,560,993)	$992,281

These reclassifications have no impact on net assets or net asset value per share.

As of October 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income (Loss)	$(3,210,418)
Undistributed Long-Term Capital Gains	213,076
Unrealized Appreciation	7,976,758

Total Distributable Earnings	$4,979,416

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Fund at October 31, 2012 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$285,421,536	$14,124,484	$(5,597,920)	$8,526,564

9.	Concentration/Risks:

The Fund concentrates its investments in the real estate sector. Investing in real estate securities (which include REITs) may subject the Fund to risks associated with the direct ownership of real estate, such as casualty or condemnation losses;

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

fluctuations in rental income, declines in real estate values and other risks related to local or general economic conditions; increases in operating costs and property taxes, potential environmental liabilities, changes in zoning laws and regulatory limitations on rent. Changes in interest rates may also affect the value of the Fund’s investment in real estate securities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example above. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

10.	Other:

At October 31, 2012, 25% of Institutional Class Shares total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.	Recent Accounting Pronouncement:

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

12.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the Advisors’ Inner Circle Fund and Shareholders of CBRE Clarion Long/Short Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the CBRE Clarion Long/Short Fund (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)) as of October 31, 2012, and the related statement of operations, the statement of changes in net assets and financial highlights for the period from December 30, 2011 (commencement of operations) to October 31, 2012. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CBRE Clarion Long/Short Fund at October 31, 2012, and the results of its operations, the changes in its net assets and its financial highlights for the period from December 30, 2011 (commencement of operations) to October 31, 2012, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 27, 2012

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may bedeemed to be

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED
BOARD MEMBERS[3,4]
ROBERT NESHER 66 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present. President and Director of SEI Opportunity Fund, L.P. to 2010.
WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 72 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

“interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-520-4227. The following chart lists Trustees and Officers as of October 31,2012.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust and New Covenant Funds, President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments-Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments-Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust and New Covenant Funds . Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Asset Korea Co., Ltd, SEI Global Nominee Ltd. and SEI Investments — Unit Trust Management (UK) Limited . Director of the Distributor since 2003.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT
BOARD MEMBERS[3]
CHARLES E. CARLBOM 78 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.
JOHN K. DARR 68 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Bank, from 1992 to 2007.
JOSEPH T. GRAUSE, JR. 60 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager — Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.
MITCHELL A. JOHNSON 70 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments).
BETTY L. KRIKORIAN 69 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. since 2008. Self-Employed Legal and Financial Services Consultant since 2003.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust
3	Board members oversee 45 fund in the Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

Other Directorships Held by Board Member/Trustee[4]

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds; Director of Oregon Transfer Co.
Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, Meals on Wheels, Lewes/Rehoboth Beach, DE.
Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT
BOARD MEMBERS[3] (continued)
BRUCE R. SPECA 56 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President — Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.
JAMES M. STOREY 81 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.
GEORGE J. SULLIVAN, JR. 69 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.
OFFICERS
MICHAEL BEATTIE 47 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
MICHAEL LAWSON 52 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments, Fund Accounting at SEI Investments AVP from April 1995 to February 1998 and November 1998 to July 2005.

1	Unless otherwise noted, the business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust
3	Board members oversee 45 fund in the Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

Other Directorships Held by Officer/Trustee[4]

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust; member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

None.
None.
4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past 5 Years
OFFICERS (continued)
RUSSELL EMERY 49 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006.
DIANNE M. SULZBACH 35 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
TIMOTHY D. BARTO 44 yrs. old	Vice President and Assistant Secretary (Since 1999)	General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor, and Vice President of the Distributor from 1999 to 2003.
KERI ROHN 32 yrs. old	Privacy Officer (Since 2009) AML Officer (Since 2011)	Compliance Officer at SEI Investments since 2003.
JOHN MUNCH 41 yrs. old	Vice President and Assistant Secretary (since 2012)	Attorney at SEI Investments Company since 2001.
1	Unless otherwise noted, the business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
OCTOBER 31, 2012

Other Directorships Held by Officer

None.
None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and shareholder servicing fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes—NOT your Fund’s actual return—the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Annualized Expense Ratios	Expenses Paid During Period*

Actual Fund Return
Institutional Class	$1,000.00	$943.80	5.06%	$24.79
Investor Class	1,000.00	942.00	5.40%	26.43

Hypothetical 5% Return
Institutional Class	$1,000.00	$999.70	5.06%	$25.50
Investor Class	1,000.00	997.98	5.40%	27.19

* Expenses are equal to the Fund’s annualized expense ratio, including dividend expense and prime broker fees on short sales, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

CBRE Clarion Long/Short Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

CBRE Clarion Securities LLC

201 King of Prussia Road

Suite 600

Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young, LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

CCS-AR-001-0100

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2012			2011
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$250,692	$0	$0	$209,462	$0	$0
(b)	Audit-Related Fees	$12,000	$0	$0	$11,286	$0	$0
(c)	Tax Fees	$55,000	$0	$0	$56,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2012			2011
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$406,500	N/A	N/A	$341,200	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$11,292	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2012			2011
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$120,000	N/A	N/A	N/A	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$69,000	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2012	2011
Audit-Related Fees	5%	4%
Tax Fees	23%	20%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2012	2011
Audit-Related Fees	0%	0%
Tax Fees	3%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2012	2011
Audit-Related Fees	0%	N/A
Tax Fees	58%	N/A
All Other Fees	0%	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $29,771,000 and $34,500,000 for 2012 and 2011, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2012 and 2011, respectively.

(g) The aggregate non-audit fees and services billed by D&T for the last two fiscal years were $0 and $0 for 2012 and 2011, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ MICHAEL BEATTIE
Michael Beattie, President
Date: January 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ MICHAEL BEATTIE
Michael Beattie, President
Date: January 4, 2013

By (Signature and Title)*	/s/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO
Date: January 4, 2013

*	Print the name and title of each signing officer under his or her signature.